Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

Alpha Architect Tail Risk ETF

Ticker Symbol: CAOS

Listed on CBOE BZX, Inc.

(the “Fund”)

Supplement dated March 31, 2023, to the Fund’s Summary Prospectus, dated March 3, 2023,

and the Statutory Prospectus and Statement of Additional Information (“SAI”), each dated

November 21, 2022 (as supplemented on December 20, 2022 and February 1, 2023)

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and SAI and should be retained for future reference. This supplement is in addition to any existing Fund Supplement(s).

Effective immediately, the Fund’s fiscal year end is changed from February 28 to September 30.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE